PREMISES AND EQUIPMENT	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PREMISES AND EQUIPMENT
Premises and Equipment

Premises and equipment at December 31 were as follows:

(Dollars in thousands)	2016	2015
Land and land improvements	$41,112	$41,398
Buildings	107,918	108,648
Furniture and fixtures	55,368	53,054
Leasehold improvements	19,544	19,806
Construction in progress	3,791	2,849
	227,733	225,755

Less: Accumulated depreciation and amortization	96,154	89,152
Total	$131,579	$136,603

Rental expense recorded under operating leases in 2016, 2015 and 2014 was $7.9 million, $7.0 million and $7.6 million, respectively.

First Financial's future minimum lease payments for operating leases are as follows:

(Dollars in thousands)
2017	$7,082
2018	6,097
2019	5,757
2020	5,521
2021	4,784
Thereafter	15,286
Total	$44,527